Employee benefits - Plan Assets and Reimbursement Rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ (117,200)
Interest income on plan assets	1,965	$ 3,617
Administration expenses paid from the plan	1,848	2,137
Defined benefit liability (asset), ending balance	(72,710)	(117,200)
Plan assets	947,995	822,221
Reimbursement rights	23,879	24,652
Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	846,873	824,966
Interest income on plan assets	25,316	23,365
Employer contributions	35,468	24,087
Return on assets excluding interest income	133,706	15,033
Plan participants contributions	102	192
Benefits paid from the plan	(28,886)	(37,345)
Benefits paid directly by employer	(5,655)	(3,952)
Administration expenses paid from the plan	(1,848)	(2,137)
Foreign currency translation adjustment	(33,202)	2,664
Defined benefit liability (asset), ending balance	971,874	846,873
Plan assets	947,995	822,221
Reimbursement rights	23,879	24,652
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	27,306
Defined benefit liability (asset), ending balance	96,227	27,306
Plan assets	908,406	787,550
Reimbursement rights	0	0
U.K. | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	787,550	763,859
Interest income on plan assets	22,271	20,915
Employer contributions	24,430	20,152
Return on assets excluding interest income	133,821	12,981
Plan participants contributions	102	192
Benefits paid from the plan	(25,395)	(31,907)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,696)	(1,964)
Foreign currency translation adjustment	(32,677)	3,322
Defined benefit liability (asset), ending balance	908,406	787,550
Plan assets	908,406	787,550
Reimbursement rights	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(53,539)
Defined benefit liability (asset), ending balance	(66,135)	(53,539)
Plan assets	12,803	13,250
Reimbursement rights	22,360	23,170
Germany | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	36,420	34,951
Interest income on plan assets	620	626
Employer contributions	2,765	2,283
Return on assets excluding interest income	(784)	226
Plan participants contributions	0	0
Benefits paid from the plan	(263)	(171)
Benefits paid directly by employer	(2,576)	(2,611)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	(1,019)	1,116
Defined benefit liability (asset), ending balance	35,163	36,420
Plan assets	12,803	13,250
Reimbursement rights	22,360	23,170
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(90,967)
Defined benefit liability (asset), ending balance	(102,802)	(90,967)
Plan assets	26,786	21,421
Reimbursement rights	1,519	1,482
Other | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	22,903	26,156
Interest income on plan assets	2,425	1,824
Employer contributions	8,273	1,652
Return on assets excluding interest income	669	1,826
Plan participants contributions	0	0
Benefits paid from the plan	(3,228)	(5,267)
Benefits paid directly by employer	(3,079)	(1,341)
Administration expenses paid from the plan	(152)	(173)
Foreign currency translation adjustment	494	(1,774)
Defined benefit liability (asset), ending balance	28,305	22,903
Plan assets	26,786	21,421
Reimbursement rights	$ 1,519	$ 1,482